Summary of Acquisition of UYBA Volley S.s.d.a.r.l. (UYBA) (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Acquisition of UYBA Volley S.s.d.a.r.l. (UYBA) [Abstract]
Schedule of Weighted Average Return on Assets (UYBA)
Net Tangible Assets	Fair Value
Current assets	EUR	323,081
Current liabilities minus short term debt	EUR	1,308,742
Net working capital	EUR	(985,661)
Fixed assets	EUR	222,287
Financial assets	EUR	122,150
Other liabilities	EUR	(628,418)
Total tangible asset allocation	EUR	(1,269,642)

Identifiable Intangible Assets
Advertising relationships	EUR	230,000
Season ticketholder relationships	EUR	185,000
Stadium Lease	EUR	550,000
Brand	EUR	1,515,000
Player contracts	EUR	285,000
Total identifiable intangible assets	EUR	2,765,000

Assembled workforce	EUR	145,000
Implied goodwill (excl. assembled workforce)	EUR	372,022
Total economic goodwill	EUR	517,022

Business Enterprise Value (BEV)	EUR	2,012,380

Deduct: Debt	EUR	(364,341)

Total Purchase Consideration (Equity Basis)	EUR	1,648,039
Less: Non-controlling interest	EUR	(807,539)
Total Purchase Price	EUR	840,500